Service Providers and Related Party Agreements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Management Fees	$ 326,090	$ 541,304	$ 1,649,732
Management Fees payable	20,875	41,854
Management Fees per annum, percentage of net asset value	0.75%
Brokerage fees	6,891	85	29,602
Brokerage fees payable	4,704	1,730
Fund asset held by administrator	0	0
Deutsche Bank Securities Inc [Member]
Related Party Transaction [Line Items]
Brokerage fees	6,892	85	29,602
Brokerage fees payable	$ 4,704	$ 1,730